SHARE CAPITAL	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
SHARE CAPITAL	SHARE CAPITAL
As of December 31, 2023 and 2022, the Company is authorized to issue:
i.100,000,000 Class A Senior Preferred Shares (issuable in series) with a par value of $25.00 per share;
ii.100,000,000 Class B Senior Preferred Shares (issuable in series) with a par value of CAD$25.00 per share;
iii.1,000,000,000 Class A Junior Preferred Shares (issuable in series) with a par value of $25.00 per share;
iv.1,000,000,000 Class B Junior Preferred Shares (issuable in series) with a par value of CAD$25.00 per share;
v.1,000,000,000 Exchangeable Class A Limited Voting Shares with a par value of $33.42 per share (2022 –$33.70 per share);
vi.500,000,000 Exchangeable Class A-1 Limited Non-Voting Shares with a par value of $33.42 per share;
vii.500,000 Class B Limited Voting Shares with a par value of $33.42 per share (2022 – $33.70 per share); and
viii.1,000,000,000 Class C Non-Voting Shares with a par value of $1.00 per share.
For the year ended December 31, 2023, the following events impacted the Company’s share capital position:
•Through the month of March 2023, the Company issued 1,165,000 Class A exchangeable shares in exchange for 1,165,000 Class A shares of Brookfield, valued at $38 million.
•On March 3, 2023, the Company converted 309,037 Class A exchangeable shares for $10 million into 380,268 Class C shares.
•On October 11, 2023, the Company commenced its exchange offer (the “Offer”) whereby holders of Brookfield Class A shares were given the opportunity to voluntarily exchange up to 40,000,000 Brookfield Class A shares for newly-issued Class A-1 exchangeable non-voting shares of the Company (“Class A-1 exchangeable shares”) on a one-for-one basis. Each Class A-1 exchangeable share is convertible on a one-for-one basis for a Class A exchangeable share and exchangeable on a one-for-one basis for a Brookfield Class A share. The Offer closed on November 16, 2023. Under the Offer, the Company took up 32,934,574 Brookfield Class A shares and issued 32,934,574 Class A-1 exchangeable shares in exchange. As of December 31, 2023, 28,073,777 class A-1 exchangeable shares were issued and outstanding.
For the year ended December 31, 2022, the following events impacted the Company’s share capital position:
•On May 25, 2022, the Company issued 98,351,547 Class A junior preferred shares and 11,270,466 Class C shares for $2.5 billion and $450 million respectively, to Brookfield.
•On November 4, 2022, Brookfield converted its holdings of 675,000 Class A exchangeable shares for $27 million into 1,066,471 Class C shares.
•On December 1, 2022, Brookfield further converted its holdings of 608,000 Class A exchangeable shares for $24 million into 5,053,138 Class C shares.
•On December 9, 2022, the Company issued 2,108,733 Class A junior preferred shares for $53 million to Brookfield.
See Note 1(b) for events that impacted the Company’s share capital position for the year ended December 31, 2021, including the Spin-off.
The share capital of the Company as of December 31, 2023 and 2022 comprises the following:

AS OF DEC. 31 US$ MILLIONS, EXCEPT SHARE AMOUNTS	2023		2022
	Number of shares	Carrying Value	Number of shares	Carrying Value
Issued:
Class A redeemable junior preferred shares	100,460,280	$2,694	100,460,280	$2,580
Class A exchangeable shares	15,311,749	615	9,594,989	422
Class A-1 exchangeable shares	28,073,777	961	—	—
Class B shares	24,000	1	24,000	1
Class C shares	102,056,784	3,607	40,934,623	1,467
As of December 31, 2023 and 2022, there were $182 million and $68 million of accrued dividends on Class A junior preferred shares, respectively. The redemption value is equal to the carrying value as of December 31, 2023 and 2022.
The movement of shares issued and outstanding is as follows:
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	Class A redeemable junior preferred shares	Class A exchangeable shares	Class A-1 exchangeable shares	Class B shares	Class C shares
Outstanding as of Jan. 1, 2021	—	—	—	—	—
Issuances	—	10,877,989	—	24,000	23,544,548
Outstanding as of Dec. 31, 2021	—	10,877,989	—	24,000	23,544,548
Issuances	100,460,280	—	—	—	11,270,466
Conversions	—	(1,283,000)	—	—	6,119,609
Outstanding as of Dec. 31, 2022	100,460,280	9,594,989	—	24,000	40,934,623
Issuances	—	1,165,000	32,934,574	—	60,741,893
Conversions	—	4,551,760	(4,860,797)	—	380,268
Outstanding as of Dec. 31, 2023	100,460,280	15,311,749	28,073,777	24,000	102,056,784